Loans and Loans Held for Sale - Composition of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Composition of the loans
Commercial Loans	$ 2,821,524	$ 2,593,880	$ 2,411,672
Consumer Loans	979,665	972,319	934,950
Total Portfolio Loans	3,801,189	3,566,199	3,346,622
Loans held for sale	3,126	2,136	22,499
Total Loans	3,804,315	3,568,335	3,369,121
Commercial Real Estate [Member]
Composition of the loans
Commercial Loans	1,691,649	1,607,756	1,452,133
Total Portfolio Loans	1,691,649	1,607,756	1,452,133
Total Loans	1,691,649	1,607,756	1,452,133
Commercial and Industrial [Member]
Composition of the loans
Commercial Loans	946,366	842,449	791,396
Total Portfolio Loans	946,366	842,449	791,396
Total Loans	946,366	842,449	791,396
Commercial Construction [Member]
Composition of the loans
Commercial Loans	183,509	143,675	168,143
Total Portfolio Loans	183,509	143,675	168,143
Total Loans	183,509	143,675	168,143
Residential Mortgage [Member]
Composition of the loans
Consumer Loans	491,404	487,092	427,303
Total Loans	491,404	487,092	427,303
Home Equity [Member]
Composition of the loans
Consumer Loans	418,659	414,195	431,335
Total Loans	418,659	414,195	431,335
Installment and Other Consumer [Member]
Composition of the loans
Consumer Loans	66,607	67,883	73,875
Total Loans	66,607	67,883	73,875
Consumer Construction [Member]
Composition of the loans
Consumer Loans	2,995	3,149	2,437
Total Loans	$ 2,995	$ 3,149	$ 2,437